Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss for the year	$ (11,654)	$ 64,435	$ (327,814)
Proceeds from sales	1,216,294	1,197,523	1,003,422
Tax recovery	106,656	102,548	117,661
Dividends received	46,792	9,823	142,340
Proceeds from insurance claim	38,793	0	0
Royalty received	20,013	21,565	25,961
Interest received	2,383	3,169	2,140
Payments to suppliers and third parties	(861,282)	(872,467)	(672,419)
Payments to employees	(151,602)	(160,891)	(138,113)
Income tax paid	(30,898)	(38,121)	(35,401)
Interest paid	(27,699)	(30,402)	(34,138)
Payments of mining royalties	(13,190)	(20,165)	(20,052)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Reversal of the write-down of ore on leach pads to realizable value	119	0	7,581
Net (increase) decrease in operating liabilities:
Net cash and cash equivalents provided by operating activities	346,260	212,582	391,401
Investing activities
Proceeds from sale of mining concessions, development costs, property, plant and equipment	2,240	1,962	7,180
Additions to mining concessions, development costs, property, plant and equipment	(111,270)	(259,507)	(366,834)
Payments for acquisition of other assets	(8,529)	(5,405)	(5,222)
Proceeds from collection of loan to an associate	0	124,800	0
Net cash and cash equivalents used in investing activities	(117,559)	(138,150)	(364,876)
Financing activities
Proceeds from bank loans	95,000	341,215	200,500
Payments of bank loans	(95,000)	(300,000)	(442,957)
Proceeds from financial obligations	0	80,000	275,210
Payments of financial obligations	(45,222)	(32,599)	(33,476)
Dividends paid to controlling shareholders	(22,860)	(22,099)	(7,621)
Dividends paid to non-controlling shareholders	(5,560)	(6,036)	(7,400)
Increase of restricted bank accounts	(410)	(285)	(2,087)
Purchase of treasury share	0	0	(1,210)
Acquisition of non-controlling interest	0	(621)	(5,459)
Net cash and cash equivalents provided by (used in) financing activities	(74,052)	59,575	(24,500)
Increase in cash and cash equivalents for the year, net	154,649	134,007	2,025
Cash and cash equivalents at beginning of year	214,551	80,544	78,519
Cash and cash equivalents at year-end	369,200	214,551	80,544
Financing and investing activities not affecting cash flows:
Changes in mine closures plans	42,874	10,594	34,532
Contingent consideration liability	1,815	1,773	2,349
Accounts receivable from sale of assets	2,715	5,371	5,204
Minera Yanacocha SRL and subsidiary [Member]
Operating activities
Loss for the year	(81,517)	(175,454)	(1,043,752)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Impairment loss	0	0	889,499
Depreciation and amortization	156,212	87,783	140,712
Deferred income tax	(1,071)	0	0
Unwinding of discount of the provision for reclamation	36,015	21,769	14,104
Unwinding of discount of debt instruments	735	0	0
Write-off of fixed assets	0	1,368	14,036
Loss (gain) for fixed asset sales	624	(603)	(311)
Write-down of ore on leach pads to realizable value	90,365	77,385	100,179
Reversal of the write-down of ore on leach pads to realizable value	(63,778)	(99,219)	(106,103)
Allowance for obsolescence of materials and supplies	439	1,804	(609)
Net (increase) decrease in operating assets:
Trade and other receivables	(7,580)	(7,345)	(14,586)
Prepaid Income Tax	12,706	(13,770)	(18,175)
Value added tax credit	13,856	29,543	7,414
Inventories and Stockpiles and ore on leach pads	7,120	103,334	99,237
Prepaid expenses	(345)	(71)	180
Financial assets at fair value	0	(5,000)	0
Net (increase) decrease in operating liabilities:
Trade and other payables	3,196	17,346	(10,654)
Income tax payable	0	0	(12,346)
Adjustments for provisions	14,090	77,296	91,842
Adjustments for reclamation liabilities paid	(19,842)	(21,376)	(10,467)
Net cash and cash equivalents provided by operating activities	161,225	94,790	140,200
Investing activities
Proceeds from sale of mining concessions, development costs, property, plant and equipment	4,821	2,235	471
Additions to mining concessions, development costs, property, plant and equipment	(117,636)	(51,624)	(106,908)
Restricted cash	(48,127)	0	0
Net cash and cash equivalents used in investing activities	(160,942)	(49,389)	(106,437)
Financing activities
Purchase of treasury share	0	(47,911)	0
Dividends declared and paid	0	0	(300,000)
Proceeds From Sale Of Shares	47,911	0	0
Net cash and cash equivalents provided by (used in) financing activities	47,911	(47,911)	(300,000)
Increase in cash and cash equivalents for the year, net	48,194	(2,510)	(266,237)
Cash and cash equivalents at beginning of year	675,014	677,524	943,761
Cash and cash equivalents at year-end	723,208	675,014	677,524
Transactions with no effects in cash flows:
Addition of asset retirement and mine closure	27,275	97,326	351,798
Sociedad Minera Cerro Verde S.A.A. [Member]
Operating activities
Loss for the year	119,710	349,881	340,907
Interest paid	(47,442)	(50,510)	(64,325)
Income tax	(430,810)	(282,273)	(68,557)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Depreciation and amortization	512,298	456,467	472,997
Accretion on remediation and mine closure provision	4,322	4,595	4,391
Income tax expense	366,998	486,043	263,082
Net loss on sale of Property, Plant and Equipment	964	185	982
Mining royalty dispute	323,096	295,773	0
Other accounts payable	48,130	49,915	70,939
Net (increase) decrease in operating assets:
Trade and other receivables	67,475	(38,922)	(161,335)
Other accounts receivable	1,954	(5,776)	2,008
Inventories and Stockpiles and ore on leach pads	(49,371)	32,101	(11,341)
Other non-financial assets	(76,186)	226,969	113,355
Net (increase) decrease in operating liabilities:
Provisions related to benefits to employees	(50,440)	33,258	27,503
Other provisions	(11,561)	70,648	(60,863)
Trade and other payables	29,419	(13,663)	16,229
Net cash and cash equivalents provided by operating activities	808,556	1,614,691	945,972
Investing activities
Proceeds from sale of mining concessions, development costs, property, plant and equipment	109	37	235
Additions to mining concessions, development costs, property, plant and equipment	(280,183)	(152,769)	(421,610)
Stripping activity asset	(177,327)	(153,623)	(61,261)
Other inflows (outflows) of cash, classified as investing activities	0	0	3,832
Net cash and cash equivalents used in investing activities	(457,401)	(306,355)	(478,804)
Financing activities
Proceeds from bank loans	0	233,333	350,000
Proceeds from shareholders loans			0
Payments of bank loans	(250,000)	(353,333)	(793,000)
Payments of shareholders loans	0	(606,014)
Debt issuance costs	0	(12,085)	0
Amortization of leasing	0	(161)	(169)
Dividends declared and paid	(200,000)	0	0
Net cash and cash equivalents provided by (used in) financing activities	(450,000)	(738,260)	(443,169)
Increase in cash and cash equivalents for the year, net	(98,845)	570,076	23,999
Cash and cash equivalents at beginning of year	600,027	29,951	5,952
Cash and cash equivalents at year-end	501,182	600,027	29,951
Non cash transactions
Increase decrease in provision for remediation and mine closure	$ 32,017	$ 3,710	$ 16,091